Financial risk management objectives and policies - Maturity profile of the Company's Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Long-term debt	$ 66,037	$ 78,957
Financial liabilities	74,368	78,436
Accrued liabilities and other payables	914	2,156
Trade accounts payables and other	1,967	3,589
Total financial liabilities	143,286	183,030
Sellers' credit		19,000
Lease liabilities		892
Less than 3 months [member]
IfrsStatementLineItems [Line Items]
Long-term debt	2,427	2,900
Financial liabilities	1,166	1,280
Accrued liabilities and other payables	914	2,156
Trade accounts payables and other	1,967	3,589
Total financial liabilities	6,474	10,044
Sellers' credit
Lease liabilities		119
3 to 12 months [member]
IfrsStatementLineItems [Line Items]
Long-term debt	7,141	8,508
Financial liabilities	3,553	3,836
Accrued liabilities and other payables	0	0
Trade accounts payables and other	0	0
Total financial liabilities	10,694	31,557
Sellers' credit		19,000
Lease liabilities		213
1 to 5 years [member]
IfrsStatementLineItems [Line Items]
Long-term debt	56,469	67,549
Financial liabilities	24,079	24,629
Accrued liabilities and other payables	0	0
Trade accounts payables and other	0	0
Total financial liabilities	80,548	92,738
Sellers' credit
Lease liabilities		560
More than 5 years [member]
IfrsStatementLineItems [Line Items]
Long-term debt	0	0
Financial liabilities	45,570	48,691
Accrued liabilities and other payables	0	0
Trade accounts payables and other	0	0
Total financial liabilities	$ 45,570	48,691
Sellers' credit		0
Lease liabilities		$ 0